SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of range of exercise prices of outstanding share options [Table Text Block]

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
2.01 - 5.00	2,055,023	4.79	3.00	900,649	4.78	2.99
5.01 - 10.00	2,204,968	6.64	3.49	1,671,507	6.20	1.76
10.01 - 15.00	4,369,246	10.96	3.30	1,251,144	10.74	1.56
15.01 - 20.00	235,000	16.58	3.61	67,500	16.52	3.59
20.01 - 25.40	567,500	20.92	0.05	561,875	20.91	0.02
	9,431,737	9.35	3.09	4,452,675	9.20	1.76

Disclosure of number and weighted average exercise prices of share options [Table Text Block]

	Year Ended		Year Ended
	December 31, 2017		December 31, 2016
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	9,599,270	9.76	10,416,254	11.05
Granted	3,205,137	10.48	4,283,502	7.22
Exercised	(1,292,206)	5.76	(3,505,679)	8.30
Cancelled or expired	(2,080,464)	15.21	(1,594,807)	14.60
Balance, end of the year	9,431,737	9.35	9,599,270	9.76

Disclosure of detailed information about options, valuation assumptions [Table Text Block]

		Year Ended	Year Ended
Assumption	Based on	December 31, 2017	December 31, 2016
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	1.02	0.62
Expected life (years)	Average of the expected vesting term and expiry term of the option	3.77	3.38
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	52.00	47.83
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—